Deferred Revenue (Tables)	12 Months Ended
Sep. 30, 2022
Deferred Revenue
Schedule of Deferred Revenue

	For the year ended	For the year ended
	September 30, 2022	September 30, 2021
Beginning balance	$2,452	$1,804
Acquisitions	553	316
Net activity from operations	31	332
Ending balance	$3,036	$2,452